RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

The Company recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Right-of-use assets	1,772	1,772	1,369
Less: accumulated amortization	(789)	(855)	(660)
Operating lease ROU asset, net	983	917	709

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Finance lease liabilities	336	79	61
Operating lease liabilities	72	72	56
Total	408	151	117

Finance lease liabilities

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Finance lease liabilities
Current portion	154	61	47
Non-current portion	182	18	14
Total	336	79	61
Operating lease liabilities

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	US$’000
Operating lease liabilities
Current portion	37	37	29
Non-current portion	35	35	27
Total	72	72	56

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES	As of June 30, 2026, future minimum lease payments under the finance leases are as follows:
Future payment	SGD’000	US$’000
2027	61	47
2028	18	14
Total	79	61

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S FINANCE LEASE	The following summarizes other supplemental information about the Company’s finance lease as of June 30, 2026:
Weighted average discount rate	3.01%
Weighted average remaining lease term (years)	1.2

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES	As of June 30, 2026, future minimum lease payments under the non-cancelable operating leases are as follows:
Future payment	SGD’000	US$’000
2027	37	29
2028	35	27
Total	72	56

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE	The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2026:
Weighted average discount rate	4.15%
Weighted average remaining lease term (years)	1.4